CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income Statement [Abstract]
Service income – related party	$ 50,955
Interest income	3
	50,958
General and administrative expenses	(133,656)	(97,643)
Loss before tax	(82,698)	(97,643)
Tax expense
Net loss	$ (82,698)	$ (97,643)